Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
The details of the provision for the Group’s consolidated income tax are as follows:

	2018	2017 (*)	2016 (*)
Current income tax	(2,846)	(13,425)	(21,505)
Deferred income tax	3,870	18,417	8,606
Income tax benefit / (expense)	1,024	4,992	(12,899)

Disclosure of applicable tax rate by tax jurisdiction
The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina (i)	30%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	26%

(i) During 2017, the Argentine Government introduced changes in the income tax. The income tax rate will be reduced to 30% for the years 2018 and 2019, and to 25% from 2020 onwards. A new tax on dividends is created with a rate of 7% for the years 2018 and 2019, and 13% from 2020 onwards. Considering 2018 resulted in losses for Argentine subsidiaries, no deferred income tax liability was recognized for future tax dividends.

Disclosure of temporary difference, unused tax losses and unused tax credits
The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Investment property	Biological assets	Others	Total
At January 1, 2017	58,832	13,543	14,122	17,475	103,972
Charged / (credited) to the statement of income	11,411	1,076	3,707	(15,583)	611
Exchange differences	(4,437)	(1,990)	(1,057)	733	(6,751)
At December 31, 2017	65,806	12,629	16,772	2,625	97,832
Charged / (credited) to the statement of income	31,237	2,730	(10,438)	1,570	25,099
Tax effect on the opening net book amount for the application of IAS 29	63,357	—	164	687	64,208
Effect of adoption of fair value valuation for farmlands	139,223	—	—	—	139,223
Exchange differences	(29,040)	(3,405)	(3,032)	(54)	(35,531)
At December 31, 2018	270,583	11,954	3,466	4,828	290,831

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Biological assets	Others	Total
At January 1, 2017	2,431	97,118	5,640	—	9,137	114,326
Charged / (credited) to the statement of income	(705)	11,907	41	—	7,785	19,028
Tax charge relating to cash flow hedge	—	(8,715)	—	—	—	(8,715)
Exchange differences	757	(4,193)		—	(3,020)	(6,456)
At December 31, 2017	2,483	96,117	5,681	—	13,902	118,183
(Credited) / charged to the statement of income	2,003	(10,798)	(379)	4,572	33,571	28,969
Others	—	—	—	—	(970)	(970)
Tax charge relating to cash flow hedge	—	11,322	—	—	—	11,322
Exchange differences	(526)	(16,421)	—	22	(1,728)	(18,653)
At December 31, 2018	3,960	80,220	5,302	4,594	44,775	138,851
Deferred tax assets and liabilities of the Group as of December 31, 2018 and 2017, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2018	2017
Deferred income tax asset to be recovered after more than 12 months	76,225	97,992
Deferred income tax asset to be recovered within 12 months	62,626	20,191
Deferred income tax assets	138,851	118,183

Deferred income tax liability to be settled after more than 12 months	(289,158)	(91,742)
Deferred income tax liability to be settled within 12 months	(1,673)	(6,090)
Deferred income tax liability	(290,831)	(97,832)
Deferred income tax (liability) / assets, net	(151,980)	20,351
The gross movement on the deferred income tax account is as follows:

	2018	2017
Beginning of year	20,351	10,354
Tax effect on the opening net book amount for the application of IAS 29	(64,208)	—
Exchange differences	16,878	295
Effect of adoption of fair value valuation for farmlands	(139,223)	—
Others	(970)	—
Tax (charge) relating to cash flow hedge (i)	11,322	(8,715)
Income tax benefit	3,870	18,417
End of year	(151,980)	20,351

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to US$ 75,822 for the year ended December 31, 2018 (2017: US$ (565)); net of the reclassification from Equity to Income Statements of US$ (32,305) for the year ended December 31, 2018 (2017: US$ (20,758))

Disclosure of tax loss carryforwards
As of December 31, 2018, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward	Expiration period
Argentina (1)	83,872	5 years
Brazil	155,124	No expiration date.
Uruguay	4,986	5 years
Luxembourg	28,231	No expiration date.

(1) As of December 31, 2018, the ageing of the determination tax loss carry forward in Argentina is as follows:

Year of generation	Amount
2015	17,536
2016	1,565
2017	15,889
2018	48,882

Disclosure of reconciliation of accounting profit multiplied by applicable tax rate and average effective tax rate
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	2018	2017 (*)	2016 (*)
Tax calculated at the tax rates applicable to profits in the respective countries	2,956	(3,013)	(7,156)
Non-deductible items	(2,249)	(1,406)	(3,304)
Non-deductible items – changes in estimates on previous year	—	—	(1,182)
Effect of the changes in the statutory income tax rate in Argentina	(1,013)	1,781	—
Unused tax losses	(4,181)	(2,265)	—
Tax losses where no deferred tax asset was recognized	(2,368)	(29)	(569)
Non-taxable income	13,069	2,437	—
Previously unrecognized tax losses now recouped to reduce tax expenses	—	7,595	—
Effect of IAS 29 on Argentina´s Shareholder´s equity and deferred income tax	(5,825)	—	—
Others	635	(108)	(688)
Income tax benefit / (expense)	1,024	4,992	(12,899)